Segment Information - Summary of Reconciliation from Operating Result Before Tax to Income Before Tax (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation from operating result before tax to income before tax [Line Items]
Premium income	€ 15,444	€ 16,099	€ 18,138
Dividend income	1,528	1,609	1,571
Other income	77	68	200
Interest charges and related fees	335	505	513
Other charges	(104)	(150)	(1)
Segment total [member]
Disclosure of reconciliation from operating result before tax to income before tax [Line Items]
Operating result	1,906	1,710	1,894
Elimination of share in earnings of joint ventures and associates	42	31	50
Premium income	(5)	4	(1)
Rental income	(71)	(68)	(76)
Dividend income	76	40	9
Fee and commission income	30	(5)
Recovered claims and benefits	(31)	(143)	7
Change in valuation of reinsurance ceded	(43)	86
Net fair value change of general account financial investments at fair value through profit or loss, other than derivatives	(4)	(421)	(89)
Net fair value change on borrowings and other financial liabilities	(13)	2	7
Realized gains and losses on financial investments	463	132	399
Gains and (losses) on investments in real estate	253	74	317
Net fair value change of derivatives	(471)	613	163
Other income	77	68	200
Benefits and claims paid life	(217)	0	0
Change in valuation of liabilities for insurance contracts	994	(1,422)	(1,061)
Change in valuation of liabilities for investment contracts	(8)	(7)	(13)
Policyholder claims and benefits - Other	38	19	50
Commissions and expenses	(715)	(450)	(318)
Impairment (charges) reversals	53	(318)	(105)
Interest charges and related fees	0	(82)	21
Other charges	(37)	(150)	(1)
Results of CEE businesses which were previously reported in operating results	85	0	0
Result before tax	€ 2,400	€ (364)	€ 1,453